Pension (Tables)	9 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]

Pension Plan and PBP	For the period from June 12, 2012 to September 30, 2012
Components of net periodic benefit cost:
Service Cost	$—
Interest cost	90
Expected return on assets	(67)
Amortization of transition obligation/(asset)	—
Amortization of prior service cost	(1)
Amortization of actuarial loss	55
Net periodic benefit cost	$77